Asset Retirement Provision (Details) - Schedule of asset retirement provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Asset Retirement Provision [Abstract]
Balance as of January 1,	$ 239	$ 209
Additions during the period	1,701	91
Accretion expense	93	19
Effect of change in the foreign exchange rate	(54)
Balance as of December 31,	1,979	319
Less current portion of asset retirement provision included in accounts payable and accrued liabilities		(80)
Non-current portion of asset retirement provision	$ 1,979	$ 239